UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21751

Lazard World Dividend & Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2010

FORM N-Q

Item 1. Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments
September 30, 2010 (unaudited)

Description	Shares	Value

Common Stocks — 96.7%

Australia — 3.8%
National Australia Bank, Ltd.	26,700	$653,946
TABCORP Holdings, Ltd.	144,277	976,156
Telstra Corp., Ltd.	315,269	798,375
Transurban Group	218,260	1,048,467

Total Australia		3,476,944

Brazil — 6.6%
Banco do Brasil SA	63,117	1,198,552
Cielo SA (b)	169,200	1,473,000
Redecard SA (b)	145,900	2,263,519
Souza Cruz SA	22,480	1,123,469

Total Brazil		6,058,540

Canada — 0.7%
Cenovus Energy, Inc.	22,500	647,325

China — 1.5%
China Construction Bank Corp.
Class H	1,074,000	941,274
Industrial and Commercial Bank of
China, Ltd. Class H	562,000	418,665

Total China		1,359,939

Cyprus — 0.8%
Bank of Cyprus Public Co., Ltd.	149,300	753,073

Egypt — 1.2%
Orascom Construction Industries	25,310	1,110,608

Finland — 2.5%
Sampo Oyj, A Shares	83,923	2,266,424

France — 5.9%
AXA SA	32,530	568,744
Total SA	46,535	2,398,306
Vivendi	88,680	2,423,905

Total France		5,390,955

Germany — 1.8%
Allianz SE	7,315	826,694
E.ON AG	28,200	831,536

Total Germany		1,658,230

Greece — 0.6%
OPAP SA	32,032	506,545

Hong Kong — 1.2%
Pacific Basin Shipping, Ltd.	1,579,000	1,139,653

Israel — 2.8%
Cellcom Israel, Ltd.	30,200	917,174
Israel Chemicals, Ltd.	118,680	1,674,110

Total Israel		2,591,284

Italy — 2.4%
Atlantia SpA	36,301	752,207
Eni SpA	66,712	1,439,662

Total Italy		2,191,869

Japan — 2.1%
Daito Trust Construction Co., Ltd.	7,600	454,289
Mizuho Financial Group, Inc.	213,100	311,430
Nintendo Co., Ltd.	4,700	1,174,437

Total Japan		1,940,156

New Zealand — 1.0%
Telecom Corp. of New Zealand, Ltd.	610,853	905,329

Norway — 1.1%
Orkla ASA	106,360	980,201

Philippines — 2.6%
Philippine Long Distance
Telephone Co. Sponsored ADR	40,300	2,412,358

Russia — 1.5%
Mobile TeleSystems Sponsored
ADR	63,100	1,339,613

Singapore — 1.0%
DBS Group Holdings, Ltd.	82,000	877,926

South Africa — 1.8%
Kumba Iron Ore, Ltd. (b)	31,355	1,632,606

Spain — 3.0%
Banco Santander SA	152,300	1,934,424
Bolsas y Mercados Espanoles	30,430	813,495

Total Spain		2,747,919

Switzerland — 3.3%
Credit Suisse Group AG	23,300	995,878
Zurich Financial Services AG (b)	8,471	1,985,317

Total Switzerland		2,981,195

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2010 (unaudited)

Description	Shares	Value

Taiwan — 4.8%
HTC Corp.	41,000	$930,461
MediaTek, Inc.	49,000	688,539
Siliconware Precision Industries Co.	508,000	533,342
Taiwan Semiconductor
Manufacturing Co., Ltd. (b)	1,122,490	2,227,626

Total Taiwan		4,379,968

Turkey — 1.7%
Ford Otomotiv Sanayi AS	123,795	1,061,186
Turkcell Iletisim Hizmetleri AS
ADR	32,100	537,996

Total Turkey		1,599,182

United Kingdom — 9.1%
BAE Systems PLC	138,000	742,052
British American Tobacco PLC	33,600	1,253,314
Man Group PLC (b)	414,650	1,427,159
Prudential PLC	81,683	816,730
Royal Dutch Shell PLC, A Shares (b)	102,000	3,085,553
Vodafone Group PLC (b)	404,250	997,642

Total United Kingdom		8,322,450

United States — 31.9%
Altria Group, Inc. (b)	96,400	2,315,528
American Electric Power Co., Inc.	28,000	1,014,440
Analog Devices, Inc. (b)	15,300	480,114
AT&T, Inc. (b)	128,550	3,676,530
Caterpillar, Inc.	8,410	661,699
ConocoPhillips (b)	16,200	930,366
Darden Restaurants, Inc. (b)	31,700	1,356,126
Emerson Electric Co.	12,000	631,920
Genuine Parts Co. (b)	25,700	1,145,963
Intel Corp.	38,200	734,586
Kimberly-Clark Corp.	9,300	604,965
Mattel, Inc. (b)	40,500	950,130
McDonald’s Corp. (b)	14,600	1,087,846
Merck & Co., Inc. (b)	36,000	1,325,160
Nucor Corp.	9,900	378,180
NYSE Euronext (b)	44,400	1,268,508
Pfizer, Inc. (b)	101,100	1,735,887
Public Storage REIT	4,400	426,976
Reynolds American, Inc. (b)	40,000	2,375,600
Southern Copper Corp.	27,400	962,288
Spectra Energy Corp.	27,700	624,635
Sysco Corp.	14,300	407,836
The Macerich Co. REIT	30,900	1,327,155
UDR, Inc. REIT	32,100	677,952
United Parcel Service, Inc., Class B	9,300	620,217
Verizon Communications, Inc. (b)	28,300	922,297
Wal-Mart Stores, Inc.	10,900	583,368

Total United States		29,226,272

Total Common Stocks
(Identified cost $83,743,894)		88,496,564

Limited Partnership Units — 1.4%

United States — 1.4%
Energy Transfer Equity LP (b)	10,600	393,472
Enterprise GP Holdings LP (b)	7,800	458,016
Enterprise Products Partners LP	10,400	412,568

Total United States
(Identified cost $916,251)		1,264,056

Preferred Stock — 0.7%

United States — 0.7%
Bank of America Corp.
(Identified cost $625,521) (b)	695	682,837

Right — 0.1%

Cyprus — 0.1%
Bank of Cyprus Public Co., Ltd.,
expiring 10/21/10
(Identified cost $0)	149,300	91,590

	Principal
	Amount
Description	(000) (c)	Value

Foreign Government Obligations — 9.4%

Brazil — 3.6%
Brazil NTN-F:
10.00%, 01/01/12	3,900	2,321,685
10.00%, 01/01/13	1,648	938,908

Total Brazil		3,260,593

Egypt — 3.3%
Egypt Treasury Bills:
0.00%, 10/12/10	2,725	477,705
0.00%, 11/09/10	1,125	195,821
0.00%, 11/16/10	625	108,594
0.00%, 11/30/10	900	155,812
0.00%, 12/21/10	3,525	606,946
0.00%, 01/11/11	1,025	175,512
0.00%, 02/01/11	2,450	417,120
0.00%, 02/08/11	650	110,451

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2010 (unaudited)

	Principal
	Amount
Description	(000) (c)	Value

0.00%, 03/29/11	4,800	$804,382

Total Egypt		3,052,343

Ghana — 1.0%
Ghana Government Bonds:
14.00%, 03/07/11	560	396,048
16.00%, 05/02/11	390	278,774
13.67%, 06/15/12	190	135,098
15.00%, 12/10/12	170	124,810

Total Ghana		934,730

Mexico — 0.5%
Mexican Bonos,
8.00%, 12/17/15	5,500	481,012

Poland — 0.5%
Poland Government Bonds:
4.75%, 04/25/12	933	322,234
3.00%, 08/24/16	260	89,159

Total Poland		411,393

Turkey — 0.5%
Turkey Government Bond,
10.00%, 02/15/12	639	494,159

Total Foreign Government
Obligations
(Identified cost $7,837,381)		8,634,230

Description	Shares	Value

Short-Term Investment — 0.5%
State Street Institutional Treasury
Money Market Fund
(Identified cost $440,892)	440,892	440,892

Total Investments — 108.8%
(Identified cost $93,563,939) (a)		$99,610,169
Liabilities in Excess of Cash and
Other Assets — (8.8)%		(8,059,794)

Net Assets — 100.0%		$91,550,375

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2010 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2010:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

ARS	10/14/10	890,400	$224,000	$224,271	$271	$-
ARS	10/15/10	890,400	224,000	224,219	219	-
ARS	11/15/10	884,756	220,500	221,218	718	-
ARS	11/22/10	934,563	233,000	233,302	302	-
ARS	12/10/10	857,964	213,000	213,253	253	-
ARS	12/16/10	948,930	235,000	235,448	448	-
BRL	10/04/10	1,678,212	984,577	991,851	7,274	-
CLP	10/18/10	114,485,000	231,564	236,589	5,025	-
CLP	11/16/10	114,485,000	231,400	236,313	4,913	-
CNY	03/17/11	7,825,873	1,177,000	1,173,834	-	3,166
CNY	05/27/11	434,165	63,689	65,253	1,564	-
CNY	07/29/11	3,368,736	504,000	507,358	3,358	-
CNY	07/29/11	2,526,930	378,000	380,575	2,575	-
CNY	07/29/11	274,577	41,000	41,353	353	-
EUR	10/01/10	702,051	865,745	957,071	91,326	-
EUR	10/01/10	99,000	124,673	134,962	10,289	-
EUR	10/01/10	54,000	68,120	73,616	5,496	-
EUR	10/04/10	96,265	131,200	131,234	34	-
EUR	10/19/10	184,938	231,774	252,089	20,315	-
EUR	12/09/10	1,796,000	2,666,342	2,447,156	-	219,186
EUR	01/03/11	251,695	342,000	342,885	885	-
GHC	10/12/10	176,000	119,160	123,039	3,879	-
GHC	10/18/10	269,000	186,741	187,697	956	-
GHC	10/29/10	313,000	218,118	217,641	-	477
GHC	11/03/10	406,000	278,750	281,897	3,147	-
GHC	10/11/11	159,796	73,639	99,973	26,334	-
HUF	12/09/10	129,665,510	659,748	634,355	-	25,393
HUF	12/09/10	372,226,690	1,646,490	1,821,023	174,533	-
IDR	11/08/10	3,610,000,000	380,000	402,128	22,128	-
IDR	11/08/10	2,015,846,000	219,114	224,551	5,437	-
ILS	10/01/10	6,027,000	1,577,336	1,654,678	77,342	-
ILS	10/07/10	1,400,429	369,000	384,457	15,457	-
ILS	10/07/10	2,148,326	583,000	589,775	6,775	-
ILS	10/27/10	1,436,666	385,000	394,248	9,248	-
INR	10/04/10	14,038,050	299,000	312,408	13,408	-
INR	10/06/10	19,142,900	406,000	425,858	19,858	-
INR	10/25/10	13,262,210	289,000	294,017	5,017	-
INR	10/26/10	18,900,180	394,000	418,933	24,933	-
INR	10/28/10	24,382,160	538,000	540,248	2,248	-
INR	11/04/10	14,845,000	327,487	328,511	1,024	-
INR	11/12/10	19,059,400	409,000	421,205	12,205	-
INR	11/24/10	7,850,140	166,000	173,135	7,135	-
INR	01/12/11	16,892,480	352,000	369,639	17,639	-
JPY	10/21/10	36,927,024	437,000	442,410	5,410	-
KES	10/12/10	23,125,000	290,333	286,378	-	3,955
KES	10/12/10	10,890,000	134,287	134,861	574	-
KES	10/21/10	24,553,000	304,250	304,062	-	188
KES	10/29/10	13,094,000	161,874	162,155	281	-
KRW	10/04/10	495,187,500	417,000	434,280	17,280	-
KRW	10/08/10	315,955,800	257,000	277,050	20,050	-
KRW	10/25/10	643,356,000	540,000	563,755	23,755	-
KRW	11/19/10	1,215,007,200	1,058,000	1,063,557	5,557	-
KRW	11/19/10	483,700,500	423,000	423,407	407	-

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2010 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2010 (continued):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

KRW	11/30/10	314,087,400	$261,000	$274,804	$13,804	$-
KZT	10/01/10	29,707,800	201,000	201,136	136	-
KZT	10/18/10	23,919,300	162,000	161,939	-	61
KZT	11/02/10	37,958,900	257,000	256,980	-	20
KZT	11/02/10	39,354,700	266,000	266,429	429	-
KZT	12/10/10	11,411,400	77,000	77,247	247	-
KZT	12/10/10	22,792,000	154,000	154,285	285	-
KZT	12/10/10	11,407,550	77,000	77,221	221	-
KZT	12/15/10	9,768,000	66,000	66,121	121	-
KZT	12/15/10	9,768,000	66,000	66,121	121	-
KZT	12/20/10	8,282,400	56,000	56,064	64	-
KZT	12/20/10	33,869,100	229,000	229,263	263	-
KZT	12/20/10	9,909,300	67,000	67,077	77	-
KZT	01/28/11	25,284,000	171,475	171,124	-	351
KZT	01/31/11	22,792,000	154,627	154,256	-	371
KZT	01/31/11	10,064,000	68,277	68,113	-	164
KZT	02/07/11	23,110,400	157,000	156,407	-	593
KZT	02/10/11	23,110,400	157,000	156,405	-	595
KZT	03/29/11	21,135,400	143,388	143,010	-	378
KZT	04/01/11	30,704,000	208,375	207,752	-	623
MXN	10/04/10	9,932,555	775,000	788,195	13,195	-
MXN	10/20/10	7,795,224	604,000	617,841	13,841	-
MXN	10/25/10	6,687,564	526,000	529,849	3,849	-
MXN	11/01/10	9,327,789	747,000	738,642	-	8,358
MXN	03/09/11	4,043,843	305,000	316,147	11,147	-
MYR	10/06/10	1,221,000	375,658	395,476	19,818	-
MYR	10/06/10	98,828	31,000	32,010	1,010	-
MYR	10/06/10	1,769,272	573,787	573,059	-	728
MYR	10/25/10	692,747	221,000	224,091	3,091	-
MYR	11/03/10	1,284,178	406,000	415,156	9,156	-
PEN	11/24/10	839,489	301,000	301,145	145	-
PEN	12/24/10	839,248	301,000	301,065	65	-
PEN	03/24/11	840,091	301,000	301,141	141	-
PHP	10/04/10	21,797,750	475,000	496,702	21,702	-
PHP	10/04/10	9,884,160	216,000	225,229	9,229	-
PHP	10/20/10	22,837,020	514,000	519,519	5,519	-
PHP	10/27/10	12,154,760	277,000	276,307	-	693
PHP	10/28/10	17,806,080	384,000	404,734	20,734	-
PHP	11/04/10	16,374,700	373,000	371,928	-	1,072
PHP	11/30/10	13,707,540	301,000	310,582	9,582	-
PHP	12/06/10	16,412,000	373,000	371,649	-	1,351
PHP	01/28/11	20,621,650	443,000	464,281	21,281	-
PLN	10/07/10	1,493,195	472,530	513,568	41,038	-
PLN	10/18/10	2,537,985	830,914	872,205	41,291	-
PLN	10/18/10	1,583,619	518,463	544,227	25,764	-
PLN	10/27/10	1,513,301	513,105	519,717	6,612	-
RON	10/13/10	1,463,000	434,195	466,940	32,745	-
RON	10/19/10	791,350	275,415	252,375	-	23,040
RON	10/21/10	1,493,000	459,682	476,020	16,338	-
RSD	10/04/10	10,233,000	123,210	130,787	7,577	-
RSD	10/12/10	18,412,600	231,367	234,810	3,443	-
RSD	10/18/10	10,392,900	128,339	132,318	3,979	-
RSD	10/18/10	10,383,100	128,202	132,193	3,991	-

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2010 (unaudited)

Forward Currency Purchase Contracts open at September 30, 2010 (concluded):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

RSD	10/19/10	11,209,500	$137,170	$142,675	$5,505	$-
RSD	10/21/10	12,792,000	158,779	162,727	3,948	-
RSD	11/04/10	10,233,000	131,310	129,688	-	1,622
RSD	11/09/10	25,054,000	305,212	317,119	11,907	-
RSD	11/10/10	11,445,000	138,342	144,828	6,486	-
RSD	11/10/10	11,883,200	143,638	150,373	6,735	-
RSD	11/22/10	7,436,700	91,822	93,821	1,999	-
RUB	10/07/10	8,713,287	283,000	284,796	1,796	-
RUB	10/18/10	9,602,960	307,000	313,657	6,657	-
RUB	10/20/10	11,800,000	377,153	385,369	8,216	-
RUB	10/26/10	13,667,000	440,232	446,174	5,942	-
RUB	10/27/10	10,558,398	343,000	344,669	1,669	-
RUB	10/28/10	11,826,720	387,000	386,047	-	953
RUB	11/15/10	10,571,260	343,000	344,646	1,646	-
TRY	10/28/10	1,968,000	1,328,294	1,354,289	25,995	-
TWD	12/22/10	13,595,830	439,000	435,686	-	3,314
TWD	12/22/10	13,566,070	425,535	434,732	9,197	-
TWD	03/22/11	13,503,640	439,000	433,635	-	5,365
UAH	10/07/10	1,247,000	157,152	156,878	-	274
UAH	10/18/10	596,000	74,500	74,738	238	-
UAH	10/18/10	1,118,600	140,000	140,272	272	-
UAH	10/25/10	595,255	74,500	74,492	-	8
UAH	11/01/10	1,121,400	140,000	140,055	55	-
UAH	11/10/10	946,360	118,000	117,907	-	93
UGX	10/04/10	514,860,500	227,011	229,241	2,230	-
UGX	10/06/10	72,341,500	32,010	32,203	193	-
UGX	10/07/10	436,710,500	193,064	194,384	1,320	-
UGX	10/15/10	514,860,500	226,828	228,980	2,152	-
UGX	10/18/10	644,431,000	286,032	286,516	484	-
UGX	10/18/10	730,635,000	324,007	324,842	835	-
UGX	10/20/10	302,982,000	134,539	134,679	140	-
UGX	10/21/10	427,032,000	189,961	189,800	-	161
UGX	10/27/10	72,341,500	31,953	32,133	180	-
UGX	10/29/10	239,863,000	106,953	106,523	-	430
UGX	11/10/10	514,860,500	228,674	228,326	-	348
UGX	12/01/10	62,605,000	27,763	27,694	-	69
UYU	10/04/10	1,477,000	70,000	72,705	2,705	-
UYU	10/04/10	1,473,500	70,000	72,533	2,533	-
UYU	10/12/10	1,684,800	81,000	82,934	1,934	-
UYU	10/29/10	2,943,540	138,000	144,895	6,895	-
UYU	11/01/10	3,272,325	161,000	160,408	-	592
UYU	11/05/10	1,694,277	81,000	83,053	2,053	-
UYU	11/24/10	2,954,880	144,000	144,847	847	-
UYU	11/24/10	2,952,000	144,000	144,706	706	-
UYU	12/21/10	2,966,400	144,000	144,702	702	-
ZMK	10/04/10	324,292,500	66,128	66,911	783	-
ZMK	10/06/10	841,202,000	170,035	173,534	3,499	-
ZMK	10/13/10	1,418,957,000	289,288	292,547	3,259	-
ZMK	10/13/10	566,548,000	115,504	116,806	1,302	-
ZMK	10/26/10	431,219,000	88,269	88,807	538	-
ZMK	10/26/10	2,034,886,000	418,701	419,072	371	-
ZMK	11/04/10	324,556,000	66,815	66,774	-	41
ZMK	11/08/10	2,273,266,000	462,538	467,457	4,919	-

Total Forward Currency Purchase Contracts			$50,869,632	$51,744,128	$1,178,529	$304,033

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2010 (unaudited)

Forward Currency Sale Contracts open at September 30, 2010:

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

BRL	10/04/10	1,678,212	$949,000	$991,851	$-	$42,851
BRL	11/03/10	1,689,220	949,000	992,143	-	43,143
BRL	11/03/10	1,568,036	915,000	920,967	-	5,967
EUR	10/01/10	399,975	487,000	545,266	-	58,266
EUR	10/01/10	117,232	153,500	159,817	-	6,317
EUR	10/01/10	337,844	459,231	460,566	-	1,335
EUR	10/04/10	96,647	123,210	131,754	-	8,544
EUR	10/07/10	374,000	472,530	509,844	-	37,314
EUR	10/12/10	172,000	231,367	234,465	-	3,098
EUR	10/13/10	340,074	434,195	463,576	-	29,381
EUR	10/18/10	401,302	518,463	547,019	-	28,556
EUR	10/18/10	643,000	830,914	876,480	-	45,566
EUR	10/18/10	98,000	128,339	133,585	-	5,246
EUR	10/18/10	98,000	128,202	133,585	-	5,383
EUR	10/19/10	170,000	275,415	231,727	43,688	-
EUR	10/19/10	106,000	137,170	144,489	-	7,319
EUR	10/21/10	349,362	459,682	476,209	-	16,527
EUR	10/21/10	120,736	158,779	164,573	-	5,794
EUR	10/27/10	380,000	513,105	517,948	-	4,843
EUR	10/29/10	1,049,694	1,366,701	1,430,733	-	64,032
EUR	11/04/10	95,618	131,310	130,321	989	-
EUR	11/09/10	235,404	305,212	320,828	-	15,616
EUR	11/10/10	112,000	143,638	152,642	-	9,004
EUR	11/10/10	107,263	138,342	146,187	-	7,845
EUR	11/22/10	69,730	91,822	95,024	-	3,202
EUR	11/30/10	973,792	1,238,663	1,326,943	-	88,280
EUR	12/09/10	472,112	659,748	643,280	16,468	-
EUR	12/09/10	1,328,906	1,646,490	1,810,714	-	164,224
EUR	12/14/10	770,758	979,634	1,050,164	-	70,530
EUR	12/15/10	266,559	343,000	363,186	-	20,186
EUR	12/24/10	1,127,976	1,513,180	1,536,759	-	23,579
HUF	12/09/10	501,892,200	2,666,342	2,455,379	210,963	-
ILS	10/01/10	1,262,403	340,000	346,585	-	6,585
ILS	10/01/10	4,764,597	1,293,234	1,308,093	-	14,859
INR	10/04/10	14,038,050	310,920	312,408	-	1,488
INR	10/06/10	21,951,210	489,000	488,333	667	-
JPY	10/21/10	86,324,746	997,000	1,034,226	-	37,226
JPY	11/10/10	9,708,354	114,000	116,333	-	2,333
JPY	11/24/10	54,784,000	643,707	656,562	-	12,855
JPY	12/24/10	78,967,633	926,279	946,792	-	20,513
KRW	10/04/10	495,187,500	433,918	434,280	-	362
KRW	11/19/10	373,965,000	321,000	327,350	-	6,350
KZT	10/01/10	29,707,800	201,409	201,136	273	-
MXN	10/04/10	9,932,555	796,836	788,195	8,641	-
MYR	10/06/10	490,487	153,000	158,867	-	5,867
MYR	10/06/10	1,345,617	434,000	435,839	-	1,839
MYR	11/03/10	416,901	134,000	134,778	-	778
PHP	10/04/10	31,681,910	722,836	721,930	906	-

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2010 (unaudited)

Forward Currency Sale Contracts open at September 30, 2010 (concluded):

			U.S. $ Cost	U.S. $
Forward Currency	Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Date	Currency	Date	Value	Appreciation	Depreciation

RON	10/19/10	791,350	$231,774	$252,375	$-	$20,601
RSD	10/04/10	10,233,000	131,200	130,787	413	-
TWD	12/22/10	14,605,000	460,000	468,025	-	8,025
TWD	12/22/10	12,556,900	398,000	402,393	-	4,393
TWD	03/22/11	13,503,640	425,714	433,634	-	7,920
UGX	10/04/10	514,860,500	229,337	229,241	96	-
UGX	10/06/10	72,341,500	32,223	32,203	20	-
UYU	10/04/10	2,950,500	145,524	145,238	286	-
ZMK	10/04/10	324,292,500	66,864	66,911	-	47

Total Forward Currency Sale Contracts			$29,979,959	$30,670,538	283,410	973,989

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$1,461,939	$1,278,022

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2010 (unaudited)

(a)

For federal income tax purposes, the aggregate cost was $93,563,939, aggregate gross unrealized appreciation was $12,109,072, aggregate gross unrealized depreciation was $6,062,842 and the net unrealized appreciation was $6,046,230.

(b)	Segregated security for forward currency contracts.
(c)	Principal amount denominated in respective country’s currency.

Security Abbreviations:
ADR – American Depositary Receipt
NTN-F – Brazil Sovereign “Nota do Tesouro Nacional” Series F
REIT – Real Estate Investment Trust

Currency Abbreviations:
ARS — Argentine Peso	MXN — Mexican New Peso
BRL — Brazilian Real	MYR — Malaysian Ringgit
CLP — Chilean Peso	PEN — Peruvian New Sol
CNY — Chinese Renminbi	PHP — Philippine Peso
EUR — Euro	PLN — Polish Zloty
GHC — Ghanaian Cedi	RON — New Romanian Leu
HUF — Hungarian Forint	RSD — Serbian Dinar
IDR — Indonesian Rupiah	RUB — Russian Ruble
ILS — Israeli Shekel	TRY — New Turkish Lira
INR — Indian Rupee	TWD — New Taiwan Dollar
JPY — Japanese Yen	UAH — Ukrainian Hryvnia
KES — Kenyan Shilling	UGX — Ugandan Shilling
KRW — South Korean Won	UYU — Uruguayan Peso
KZT — Kazakhstani Tenge	ZMK — Zambian Kwacha

Portfolio holdings by industry (as percentage of net assets):

Agriculture	1.8%
Alcohol & Tobacco	7.7
Automotive	1.2
Banking	9.3
Commercial Services	2.9
Construction & Engineering	1.2
Consumer Products	3.0
Electric	2.0
Energy Exploration & Production	0.7
Energy Integrated	8.6
Energy Services	1.4
Financial Services	6.6
Food & Beverages	0.4
Gas Utilities	0.7
Housing	0.5
Insurance	7.1
Leisure & Entertainment	6.9
Manufacturing	3.3
Metals & Mining	3.3
Pharmaceutical & Biotechnology	3.3
Real Estate	2.7
Retail	0.6
Semiconductors & Components	5.1
Technology Hardware	1.0
Telecommunications	13.7
Transportation	3.9

Subtotal	98.9
Foreign Government Obligations	9.4
Short-Term Investment	0.5

Total Investments	108.8%

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (continued)
September 30, 2010 (unaudited)

Valuation of Investments:

Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price. Forward currency contracts are valued at the current cost of offsetting the contracts.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when Lazard World Dividend & Income Fund, Inc.’s (the “Fund”) net asset value is calculated, or when current market quotations otherwise are determined not to readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America (“GAAP”) also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

Lazard World Dividend & Income Fund, Inc.
Portfolio of Investments (concluded)
September 30, 2010 (unaudited)

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of September 30, 2010:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2010

Assets:
Common Stocks	$88,496,564	$—	$—	$88,496,564
Limited Partnership Units	1,264,056	—	—	1,264,056
Preferred Stock	682,837	—	—	682,837
Right	91,590	—	—	91,590
Foreign Government Obligations	—	8,113,372	520,858	8,634,230
Short-Term Investment	—	440,892	—	440,892
Other Financial Instruments*
Forward Currency Contracts	—	1,461,939	—	1,461,939

Total	$90,535,047	$10,016,203	$520,858	$101,072,108

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(1,278,022)	$—	$(1,278,022)

* Other financial instruments are derivative instruments which are valued at the unrealized appreciation/depreciation on the instruments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended September 30, 2010:

Description	Balance as of December 31, 2009	Accrued Discounts	Realized Loss	Change in Unrealized Appreciation	Purchases	Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of September 30, 2010	Net Change in Unrealized Appreciation from Investments Still Held at September 30, 2010

Foreign Government
Obligations	$873,026	$19,316	$(161,002)	$183,597	$108,680	$(502,759)	$-	$-	$520,858	$27,905
Supranationals	348,339	791	(94,660)	93,153	-	(347,623)	-	-	-	-

Total	$1,221,365	$20,107	$(255,662)	$276,750	$108,680	$(850,382)	$-	$-	$520,858	$27,905

Effective March 31, 2010, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 fair value hierarchy. Additionally, the ASU amends disclosures about providing purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The ASU guidance is effective for fiscal years beginning after December 15, 2009, and for interim periods within those fiscal years, except for the requirement to provide the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1, 2, and 3 during the period ended September 30, 2010.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	November 29, 2010

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	November 29, 2010